CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
Statements Line Items
CASH AND CASH EQUIVALENTS [Text Block]

4.              CASH, CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents of the Company are comprised of bank balances and highly liquid investments that are readily convertible to cash with an original maturity of 90 days or less at the date of purchase.

	December 31	December 31
	2018	2017

Bank balances	$33,376	$38,782
Short-term deposits	-	495
	$33,376	$39,277

The Company issued a letter of credit which was guaranteed by cash deposits, classified as restricted cash on the balance sheet at December 31, 2017 of $1.0 million. Under the terms of the Las Torres processing facility lease, which was acquired with the El Cubo mine, the Company was required to provide financial guarantees to the owner of the Las Torres Facility as security against any damages. In March 2018 a payment was made to the owner of the Las Torres Facility for $0.5 million and the letter of credit was removed.